Transfer of financial assets	12 Months Ended
Dec. 31, 2018
Disclosure of transferred financial assets that are not derecognised in their entirety [abstract]
Transfer of financial assets

44 Transfer of financial assets

The majority of ING's financial assets that have been transferred, but do not qualify for derecognition are debt instruments used in securities lending or sale and repurchase transactions. Reference is made to Note 50 ‘Structured entities’.

Transfer of financial assets not qualifying for derecognition
	Securities lending				Sale and repurchase
	Equity		Debt		Equity		Debt
	2018	2017[1]	2018	2017[1]	2018	2017	2018	2017
Transferred assets at carrying amount
Financial assets at fair value through profit or loss	2,962	3,995	1,170		2,396	2,120	4,334	6,864
Financial assets at fair value throughother comprehensive income			168				325	n/a
Investments	n/a	2		364			n/a	621
Loans and advances to customers
Securities at amortised cost			142				910	n/a

Associated liabilities at carrying amount
Deposits from banks	n/a	n/a	n/a	n/a
Customer deposits	n/a	n/a	n/a	n/a
Financial liabilities at fair value through profit or loss	n/a	n/a	n/a	n/a	2,373	2,148	2,225	2,599

1 Amounts have been restated to conform to the current year presentation.

The table above includes the associated liabilities which are reported after offsetting, compared to the gross positions of the encumbered assets.

Included in the table above, are the carrying amounts of transferred assets under repurchase agreements, and securities lending that do not qualify for derecognition.

The table above does not include assets transferred to consolidated securitisation entities as the related assets remain recognised in the consolidated statement of financial position.